Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	561-778-0552
Signature, Place and Date of Signing: ________________________

	Kenneth M. Ligon	Vero Beach, FL		October 10, 2001

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.



                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$227,395

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
557
10750
10750
10750
D
AES CORP
COM
00130H105
2826
220470
220470
220470
D
AMERICAN EXPRESS CO
COM
025816109
6109
210220
210220
210220
D
AMERICAN INTERNATIONAL GP
COM
026874107
10750
137824
137824
137824
D
ANHEUSER BUSCH COS
COM
035229103
4903
117080
117080
117080
D
AUTOMATIC DATA PROCESSING
COM
053015103
8668
184275
184275
184275
D
BANCO SANTANDER CENT HISP
COM
05964H105
7031
932512
932512
932512
D
BELLSOUTH CORP
COM
079860102
433
10424
10424
10424
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
634
11417
11417
11417
D
CISCO SYSTEMS
COM
17275R102
4729
388260
388260
388260
D
CITIGROUP, INC.
COM
172967101
11423
282044
282044
282044
D
COMPAQ COMPUTER
COM
204493100
206
24755
24755
24755
D
DISNEY, WALT
COM
254687106
6855
368170
368170
368170
D
DUKE POWER
COM
264399106
4821
127375
127375
127375
D
DUPONT DE NEMOURS, I.E.
COM
263534109
643
17150
17150
17150
D
EMC CORP
COM
268648102
2573
218984
218984
218984
D
ERICSSON LM TEL - ADR
COM
294821400
2803
803255
803255
803255
D
EXXON MOBIL CORP
COM
30231G102
11774
298842
298842
298842
D
GENERAL ELECTRIC
COM
369604103
11542
310269
310269
310269
D
GOLDMAN SACHS
COM
38141G104
5288
74120
74120
74120
D
HARBOR FLORIDA BANCSHARES
COM
411901101
264
14800
14800
14800
D
HARLEY DAVIDSON
COM
412822108
4790
118275
118275
118275
D
INTEL
COM
458140100
7213
352910
352910
352910
D
JOHNSON & JOHNSON
COM
478160104
10886
196494
196494
196494
D
MCGRAW HILL CO'S
COM
580645109
704
12100
12100
12100
D
MEDTRONIC INC
COM
585055106
6854
157574
157574
157574
D
MERCK & CO.
COM
589331107
10168
152669
152669
152669
D
MICROSOFT
COM
594918104
9517
185994
185994
185994
D
NORTEL NETWORK
COM
656568102
1711
305003
305003
305003
D
ORACLE CORP
COM
68389X105
4899
389465
389465
389465
D
PEPSICO
COM
713448108
9635
198650
198650
198650
D
PFIZER INC
COM
717081103
10180
253877
253877
253877
D
PROCTOR & GAMBLE
COM
742718109
8408
115515
115515
115515
D
ROYAL DUTCH PETROL.
COM
780257804
764
15200
15200
15200
D
SCHERING PLOUGH CORP
COM
806605101
498
13435
13435
13435
D
SIGMA ALDRICH
COM
826552101
1921
42495
42495
42495
D
STATE STREET CORP
COM
857477103
9403
206660
206660
206660
D
TEXAS INSTRUMENTS
COM
882508104
5504
220345
220345
220345
D
TYCO INTL
COM
902124106
6794
149320
149320
149320
D
UNITED PARCEL SERVICE
COM
911312106
4724
90885
90885
90885
D
VIACOM CL B
COM
925524308
7284
211117
211117
211117
D
WAL-MART
COM
931142103
706
14255
14255
14255








S
REPORT SUMMARY
42
RECORDS
227395

0
OTHER MGRS